Leases	6 Months Ended
Jun. 30, 2026
Leases
Leases

Note 11 – Leases

On November 29, 2022, KNOREX MY entered into a lease agreement of the office in Malaysia. The lease term was from December 1, 2022 to November 30, 2024. The lease payments are approximately $700 per month. The lease was early terminated on March 31, 2024.

On December 30, 2022, KNOREX VN entered into a lease agreement of the office in Vietnam. The lease term was from January 1, 2023 to December 31, 2024. The lease payments are approximately $2,500 per month for the period commenced January 1, 2023 and ended May 31, 2023, approximately $2,800 per month for the period commenced June 1, 2023 and ended December 31, 2023, approximately $2,900 per month for the period commenced January 1, 2024 and ended December 31, 2024. The lease was expired on December 31, 2024. In January 2025, the Company renewed the lease for one year and extended the expiration date to be on December 31, 2026 approximately $3,000 per month.

On January 6, 2024, KNOREX IN entered into a lease agreement of the office in India. The lease term was from January 15, 2024 to January 14, 2029. The lease payments are approximately $3,000 per month for the period commenced January 15, 2024 and ended January 14, 2025, approximately $3,100 per month for the period commenced January 15, 2025 and ending January 14, 2026, approximately $3,300 per month for the period commencing January 15, 2026 and ending January 14, 2027, approximately $3,500 per month for the period commencing January 15, 2027 and ending January 14, 2028, approximately $3,600 per month for the period commencing January 15, 2028 and ending January 14, 2029.

The components of the lease expenses consist of the following:

	For the Six Months Ended
	June 30, 2026	June 30, 2025
	US$	US$
Operating lease cost
Lease expenses	$18,071	$19,774
Lease expenses – short-term	44,253	42,115
Total lease expenses	$62,324	$61,889

Weighted-average remaining term and discount rate related to leases were as follows:

	As of	As of
	June 30, 2026	December 31, 2025
	US$	US$
Weighted-average remaining term
Operating lease	2.55 year	3.04 year
Weighted-average discount rate
Operating lease	6.85%	6.85%

The following table sets forth the Company’s minimum lease payments in future periods as of June 30, 2026:

	Operating lease	Short-term lease
	payments	payments	Total
	US$	US$	US$
Twelve months ending June 30, 2027	$36,541	$248	$36,789
Twelve months ending June 30, 2028	38,368	-	38,368
Twelve months ending June 30, 2029	19,651	-	19,651
Total minimum lease payments	94,560	248	94,808
Less: discount	(8,024)	-	(8,024)
Present value of minimum lease payments	86,536	248	86,784
Less: minimum lease payments, current	(31,577)	(248)	(31,825)
Minimum lease payments, non-current	$54,959	$-	$54,959